UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22426

Name of Fund:	BlackRock Build America Bond Trust (BBN)

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:   John M. Perlowski, Chief Executive Officer, BlackRock Build America Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2014

Date of reporting period: 10/31/2013

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2013 (Unaudited)	BlackRock Build America Bond Trust (BBN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Arizona — 3.0%
Phoenix Civic Improvement Corp., RB, Sub-Series C (NPFGC), 6.00%, 7/01/35	$10,000	$10,351,900
Salt River Project Agricultural Improvement & Power District, RB, Build America Bonds, 4.84%, 1/01/41 (a)	25,000	25,762,250

		36,114,150
California — 32.7%
Alameda County Joint Powers Authority, RB, Build America Bonds, Recovery Zone, Series A, 7.05%, 12/01/44 (a)	13,300	15,148,700
Bay Area Toll Authority, RB, Build America Bonds:
Series S-1, 6.92%, 4/01/40	13,700	16,930,049
Series S-3, 6.91%, 10/01/50	14,000	17,359,720
California Infrastructure & Economic Development Bank, RB, Build America Bonds, 6.49%, 5/15/49	1,500	1,595,340
California State Public Works Board, RB, Build America Bonds, Series G-2, 8.36%, 10/01/34	18,145	22,482,744
City of San Jose California, Refunding ARB, Series B (AGM), 6.60%, 3/01/41	10,000	10,291,000
County of Sonoma California, Refunding RB, Series A, 6.00%, 12/01/29	14,345	14,430,353
Los Angeles Community College District California, GO, Build America Bonds, 6.60%, 8/01/42 (a)	10,000	12,564,900
Los Angeles Department of Water & Power, RB, Build America Bonds:
6.17%, 7/01/40 (a)	37,500	40,059,375
7.00%, 7/01/41	17,225	19,159,023
Metropolitan Water District of Southern California, RB, Build America Bonds, Series A, 6.95%, 7/01/40 (a)	12,000	13,578,240
Orange County Local Transportation Authority, Refunding RB, Build America Bonds, Series A, 6.91%, 2/15/41	5,000	6,298,450
Palomar Community College District, GO, Build America Bonds, 7.19%, 8/01/45	7,500	8,359,425
Municipal Bonds	Par (000)	Value
California (concluded)
Rancho Water District Financing Authority, RB, Build America Bonds, 6.34%, 8/01/40 (a)	$20,000	$21,208,600
Riverside Community College District, GO, Build America Bonds, Series D-1, 7.02%, 8/01/40	11,000	12,120,240
San Diego County Regional Airport Authority, Refunding RB, Build America Bonds, Sub-Series C, 6.63%, 7/01/40	31,000	33,230,140
San Diego Tobacco Settlement Revenue Funding Corp., RB, Asset-Backed, 7.13%, 6/01/32	1,615	1,346,425
San Francisco City & County Public Utilities Commission, RB, Build America Bonds, Sub-Series E, 6.00%, 11/01/40 (a)	21,255	24,068,737
State of California, GO, Build America Bonds, Various Purpose:
7.55%, 4/01/39	9,035	12,232,035
7.63%, 3/01/40	8,950	12,122,864
7.60%, 11/01/40	15,000	20,548,350
University of California, RB, Build America Bonds (a):
5.95%, 5/15/45	24,000	26,660,400
6.30%, 5/15/50	27,010	28,648,427

		390,443,537
Colorado — 3.7%
Denver City & County School District No. 1, COP, Refunding, Series B, 7.02%, 12/15/37	6,000	7,159,020
Regional Transportation District, COP, Build America Bonds, Series B, 7.67%, 6/01/40	28,000	31,697,680
State of Colorado, COP, Build America Bonds, Series E, 7.02%, 3/15/31	5,000	5,566,250

		44,422,950
Connecticut — 1.0%
Town of Stratford Connecticut, GO, 6.00%, 8/15/38	12,000	12,186,960
District of Columbia — 2.3%
Metropolitan Washington Airports Authority, RB, Build America Bonds, Series D, 8.00%, 10/01/47	10,750	11,812,315

BLACKROCK BUILD AMERICA BOND TRUST	OCTOBER 31, 2013	1

Schedule of Investments (continued)	BlackRock Build America Bond Trust (BBN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
District of Columbia (concluded)
Washington Convention & Sports Authority, Refunding RB, Series C, 7.00%, 10/01/40	$15,000	$15,072,000

		26,884,315
Florida — 3.3%
City of Fort Lauderdale Florida, RB, Pension Funding, 5.14%, 1/01/32	7,500	7,348,500
City of Sunrise Florida Utility System, RB, Build America Bonds, Series B, 5.91%, 10/01/35 (a)	25,000	27,156,000
County of Pasco Florida Water & Sewer, RB, Build America Bonds, Series B, 6.76%, 10/01/39	1,500	1,605,195
Town of Davie Florida Water & Sewer, RB, Build America Bonds, Series B (AGM), 6.85%, 10/01/40	2,500	2,711,125

		38,820,820
Georgia — 5.5%
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4, Refunding RB, Build America Bonds:
6.64%, 4/01/57	32,084	33,714,188
6.66%, 4/01/57	20,665	21,533,757
7.06%, 4/01/57	10,000	9,857,300

		65,105,245
Hawaii — 2.7%
University of Hawaii, RB, Build America Bonds, Series B-1, 6.03%, 10/01/40	30,500	32,506,900
Illinois — 21.6%
Chicago Board of Education, GO, Build America Bonds, 6.52%, 12/01/40	25,000	23,281,250
Chicago Transit Authority, RB:
Build America Bonds, Series B, 6.20%, 12/01/40	16,015	16,890,860
Series A, 6.90%, 12/01/40 (a)	4,075	4,675,329
Series B, 6.90%, 12/01/40 (a)	4,900	5,621,868
City of Chicago Illinois, GO, Build America Bonds:
Recovery Zone, Series D, 6.26%, 1/01/40	27,180	25,765,009
Series B, 7.52%, 1/01/40	12,665	13,135,125
Municipal Bonds	Par (000)	Value
Illinois (concluded)
City of Chicago Illinois, Refunding ARB, O’Hare International Airport, General Third Lien, Build America Bonds, Series B:
6.85%, 1/01/38 (a)	$30,110	$32,039,148
6.40%, 1/01/40	1,500	1,714,620
City of Chicago Illinois Wastewater Transmission, RB, Build America Bonds, Series B, 6.90%, 1/01/40 (a)	36,000	41,092,200
City of Chicago Illinois Waterworks Transmission, RB, Build America Bonds, Series B, 6.74%, 11/01/40	15,250	16,886,630
County of Cook Illinois, GO, Build America Bonds, Series D, 6.23%, 11/15/34 (a)	12,900	12,690,375
Illinois Finance Authority, RB, Carle Foundation, Series A, 5.75%, 8/15/34	5,000	5,332,000
Illinois Municipal Electric Agency, RB, Build America Bonds, 7.29%, 2/01/35	15,000	16,722,750
Northern Illinois Municipal Power Agency, RB, Build America Bonds, 7.82%, 1/01/40	5,000	5,650,350
State of Illinois, GO, Build America Bonds, 7.35%, 7/01/35 (a)	34,295	36,834,545

		258,332,059
Indiana — 2.7%
Indiana Finance Authority, RB, Build America Bonds, 6.60%, 2/01/39 (a)	7,900	8,986,961
Indiana Municipal Power Agency, RB, Build America Bonds, Direct Payment, Series A, 5.59%, 1/01/42	22,290	22,663,580

		31,650,541
Iowa — 0.5%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project, 5.25%, 12/01/25	6,595	6,020,114
Kentucky — 1.7%
City of Wickliffe Kentucky, RB, MeadWestvaco Corp., 7.67%, 1/15/27 (b)	9,400	9,247,626

2	BLACKROCK BUILD AMERICA BOND TRUST	OCTOBER 31, 2013

Schedule of Investments (continued)	BlackRock Build America Bond Trust (BBN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Kentucky (concluded)
Kentucky State Property & Building Commission, RB, Build America Bonds, Series C, 5.92%, 11/01/30	$10,000	$11,101,600

		20,349,226
Louisiana — 1.1%
Administrators of the Tulane Educational Fund, Refunding RB, Tulane University of Louisiana, Series D, 5.25%, 2/15/48	14,100	12,782,496
Maine — 0.4%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 6.75%, 7/01/36	5,000	5,286,950
Maryland — 0.1%
Maryland Community Development Administration, RB, Residential, Series I, 6.50%, 3/01/43	1,000	1,001,660
Massachusetts — 1.5%
Commonwealth of Massachusetts, RB, Build America Bonds, Recovery Zone, Series A, 5.73%, 6/01/40 (a)	5,000	5,862,150
Massachusetts HFA, Refunding RB, Series D, 7.02%, 12/01/42	12,000	12,483,720

		18,345,870
Michigan — 2.0%
County of Wayne Michigan, RB, Build America Bonds, Recovery Zone, Economic Development Bonds, 10.00%, 12/01/40	6,500	6,374,160
Detroit City School District, GO, Build America Bonds (Q-SBLF), 6.85%, 5/01/40	10,000	9,600,800
Michigan State University, RB, Build America Bonds, Series A, 6.17%, 2/15/50	5,500	5,900,510
State of Michigan, RB, Build America Bonds, Series B, 7.63%, 9/15/27	2,000	2,411,260

		24,286,730
Minnesota — 1.2%
Southern Minnesota Municipal Power Agency, Refunding RB, Build America Bonds, Series A, 5.93%, 1/01/43	8,000	8,066,000
Municipal Bonds	Par (000)	Value
Minnesota (concluded)
Western Minnesota Municipal Power Agency, RB, Build America Bonds, Series C, 6.77%, 1/01/46	$5,000	$5,865,900

		13,931,900
Mississippi — 0.5%
Mississippi Development Bank, RB, Build America Bonds, 6.41%, 1/01/40	5,000	5,715,400
Missouri — 1.8%
Missouri Joint Municipal Electric Utility Commission, RB, Build America Bonds, Curators of the University of Missouri, 7.73%, 1/01/39	11,000	12,820,170
University of Missouri, RB, Build America Bonds, 5.79%, 11/01/41 (a)	7,000	8,044,750

		20,864,920
Nevada — 1.3%
County of Clark Nevada, ARB, Build America Bonds:
Series B, 6.88%, 7/01/42	10,000	10,678,600
Series C, 6.82%, 7/01/45 (a)	2,000	2,474,760
Las Vegas Valley Water District Nevada, GO, Limited Tax, Build America Bonds, 7.01%, 6/01/39	2,265	2,485,611

		15,638,971
New Jersey — 15.3%
Camden County Improvement Authority, RB, Build America Bonds, 7.75%, 7/01/34	5,000	5,260,650
New Jersey EDA, RB:
Build America Bonds, Series CC-1, 6.43%, 12/15/35 (a)	15,000	16,226,550
Series A (NPFGC), 7.43%, 2/15/29	20,974	25,582,827
New Jersey State Housing & Mortgage Finance Agency, RB, Series C (AGM), 6.65%, 11/01/44	19,800	19,131,354
New Jersey State Turnpike Authority, RB, Build America Bonds:
Series A, 7.10%, 1/01/41	34,000	43,738,620
Series F, 7.41%, 1/01/40	6,790	9,031,243

BLACKROCK BUILD AMERICA BOND TRUST	OCTOBER 31, 2013	3

Schedule of Investments (continued)	BlackRock Build America Bond Trust (BBN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey Transportation Trust Fund Authority, RB, Build America Bonds:
Series B, 6.88%, 12/15/39	$8,500	$9,134,355
Series C, 5.75%, 12/15/28	5,000	5,543,200
Series C, 6.10%, 12/15/28 (a)	42,500	45,995,625
South Jersey Port Corp., RB, Build America Bonds, Marine Terminal, Series P-3, 7.37%, 1/01/40	3,215	3,476,765

		183,121,189
New York — 13.9%
City of New York, New York, GO, Build America Bonds, 5.82%, 10/01/31	15,000	15,800,400
City of New York, New York Municipal Water Finance Authority, RB, Build America Bonds, Second General Resolution, Series DD, 6.45%, 6/15/41	6,300	6,902,721
City of New York, New York Municipal Water Finance Authority, Refunding RB, Build America Bonds Second General Resolution:
Series AA, 5.79%, 6/15/41 (a)	25,000	26,461,000
Series CC, 6.28%, 6/15/42 (a)	20,000	21,806,600
Series EE, 6.49%, 6/15/42	2,000	2,193,340
Series GG, 6.12%, 6/15/42	2,445	2,630,942
City of New York, New York Municipal Water Finance Authority Transitional Finance Authority, RB, Build America Bonds (a):
Sub-Series B-1, 5.57%, 11/01/38	19,000	20,991,770
Sub-Series C-2, 6.27%, 8/01/39	14,795	16,317,850
Metropolitan Transportation Authority, RB, Build America Bonds:
Series A, 6.67%, 11/15/39	2,220	2,693,659
Series C, 7.34%, 11/15/39 (a)	13,245	17,510,155
Series C-1, 6.69%, 11/15/40	13,000	15,798,900
New York State Dormitory Authority, RB, Build America Bonds, Series H, 5.39%, 3/15/40 (a)	15,000	16,712,700

		165,820,037
Municipal Bonds	Par (000)	Value
Ohio — 6.1%
American Municipal Power, Inc., RB, Build America Bonds, Combined Hydroelectric Projects, Series B, 7.83%, 2/15/41	$10,000	$12,783,000
County of Hamilton Ohio, RB, Sewer System, Build America Bonds, Series B, 6.50%, 12/01/34	7,000	7,848,120
Franklin County Convention Facilities Authority, RB, Build America Bonds, 6.64%, 12/01/42	30,365	34,112,648
Mariemont City School District, GO, Refunding, Build America Bonds, Series B, 6.55%, 12/01/47 (a)	10,055	10,691,381
Princeton City School District, GO, Refunding, Build America Bonds, Series C, 6.09%, 12/01/40 (a)	7,340	7,436,301

		72,871,450
Oklahoma — 0.3%
Oklahoma Municipal Power Authority, RB, Build America Bonds, Series B, 6.44%, 1/01/45	3,500	3,788,785
Pennsylvania — 1.4%
Pennsylvania Economic Development Financing Authority, RB, Build America Bonds, Series B, 6.53%, 6/15/39	12,250	12,765,112
Pennsylvania Turnpike Commission, RB, Build America Bonds, Sub-Series E, 6.38%, 12/01/37	3,575	3,701,877

		16,466,989
South Carolina — 0.9%
South Carolina State Public Service Authority, RB, Build America Bonds, Series C, 6.45%, 1/01/50	10,000	11,232,300
Tennessee — 3.7%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, RB, Build America Bonds:
Series A2, 7.43%, 7/01/43	35,105	41,248,375
Series B, 6.73%, 7/01/43	2,500	2,792,275

		44,040,650

4	BLACKROCK BUILD AMERICA BOND TRUST	OCTOBER 31, 2013

Schedule of Investments (continued)	BlackRock Build America Bond Trust (BBN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas — 10.4%
Bexar County Hospital District, GO, Build America Bonds, 5.41%, 2/15/40 (a)	$20,000	$20,526,200
City of Austin Texas, RB, Travis, Williams and Hays Counties, Rental Car Specialty Facilities, 5.75%, 11/15/42	10,000	9,847,100
City of San Antonio Texas, RB, Build America Bonds, 6.17%, 2/01/41	19,000	20,729,950
City of San Antonio Texas, Refunding RB, Build America Bonds, 6.31%, 2/01/37 (a)	35,000	38,491,250
Cypress-Fairbanks ISD, GO, Build America Bonds, Direct Payment, 6.63%, 2/15/38	14,000	15,787,520
Dallas Area Rapid Transit, RB, Build America Bonds, 5.02%, 12/01/48	2,500	2,595,975
Katy ISD Texas, GO, Build America Bonds (PSF-GTD), 6.35%, 2/15/41 (a)	5,000	5,466,750
North Texas Municipal Water District, RB, Build America Bonds, 6.01%, 9/01/40	10,000	11,027,400

		124,472,145
Utah — 3.3%
County of Utah, RB, Build America Bonds, Recovery Zone, Series C, 7.13%, 12/01/39	11,800	12,896,928
Utah Transit Authority, RB, Build America Bond, Subordinated, 5.71%, 6/15/40	26,405	27,043,209

		39,940,137
Municipal Bonds	Par (000)	Value
Virginia — 0.5%
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT, 6.00%, 1/01/37	$5,865	$6,072,680
Washington — 1.6%
Port of Seattle Washington, RB, Series B1, 7.00%, 5/01/36	5,000	5,628,950
Washington State Convention Center Public Facilities District, RB, Build America Bonds, 6.79%, 7/01/40	12,350	13,533,500

		19,162,450
Total Long-Term Investments (Cost — $1,652,268,882) — 148.0%		1,767,680,526

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (c)(d)	5,278,308	5,278,308
Total Short-Term Securities (Cost — $5,278,308) — 0.4%		5,278,308
Total Investments (Cost — $1,657,547,190*) — 148.4%		1,772,958,834
Liabilities in Excess of Other Assets — (48.4)%		(578,534,963)

Net Assets — 100.0%		$1,194,423,871

*	As of October 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,657,547,190

Gross unrealized appreciation	$130,726,870
Gross unrealized depreciation	(15,315,226)

Net unrealized appreciation	$115,411,644

Notes to Schedule of Investments

(a)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

BLACKROCK BUILD AMERICA BOND TRUST	OCTOBER 31, 2013	5

Schedule of Investments (continued)	BlackRock Build America Bond Trust (BBN)

(c)	Investments in issuers considered to be an affiliate of the Trust during the period ended October 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Net Activity	Shares Held at October 31, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	2,496,512	2,781,796	5,278,308	$546

(d)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGM	Assured Guaranty Municipal Corp.
	AMT	Alternative Minimum Tax (subject to)
	ARB	Airport Revenue Bonds
	COP	Certificates of Participation
	EDA	Economic Development Authority
	GO	General Obligation Bonds
	HFA	Housing Finance Agency
	ISD	Independent School District
	NPFGC	National Public Finance Guarantee Corp.
	PSF-GTD	Permanent School Fund Guaranteed
	Q-SBLF	Qualified School Bond Loan Fund
	RB	Revenue Bonds

•	Reverse repurchase agreements outstanding as of October 31, 2013 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Credit Suisse Securities (USA) LLC	0.50%	1/15/13	Open	$39,234,375	$39,392,402
Credit Suisse Securities (USA) LLC	0.50%	1/15/13	Open	21,850,000	21,938,007
Credit Suisse Securities (USA) LLC	0.50%	1/15/13	Open	23,566,481	23,661,402
Credit Suisse Securities (USA) LLC	0.50%	1/15/13	Open	37,362,500	37,512,988
Credit Suisse Securities (USA) LLC	0.50%	1/15/13	Open	26,640,000	26,747,300
Credit Suisse Securities (USA) LLC	0.50%	1/15/13	Open	15,608,725	15,671,593
Credit Suisse Securities (USA) LLC	0.50%	1/15/13	Open	13,835,250	13,890,975
Credit Suisse Securities (USA) LLC	0.50%	1/15/13	Open	17,175,000	17,244,177
Credit Suisse Securities (USA) LLC	0.50%	1/15/13	Open	6,100,000	6,124,569
Credit Suisse Securities (USA) LLC	0.50%	1/15/13	Open	15,431,250	15,493,404
Credit Suisse Securities (USA) LLC	0.50%	1/15/13	Open	10,137,500	10,178,332
Credit Suisse Securities (USA) LLC	0.50%	1/15/13	Open	2,437,500	2,447,318
Credit Suisse Securities (USA) LLC	0.50%	1/15/13	Open	13,320,000	13,373,650
Credit Suisse Securities (USA) LLC	0.50%	1/15/13	Open	21,675,000	21,762,302
Deutsche Bank Securities, Inc.	0.50%	1/15/13	Open	23,532,975	23,627,434
Deutsche Bank Securities, Inc.	0.50%	1/15/13	Open	25,484,175	25,586,466
Deutsche Bank Securities, Inc.	0.55%	1/15/13	Open	5,097,458	5,119,965
Deutsche Bank Securities, Inc.	0.55%	1/15/13	Open	29,611,619	29,742,363
Deutsche Bank Securities, Inc.	0.55%	1/15/13	Open	38,231,334	38,400,136
Deutsche Bank Securities, Inc.	0.55%	1/15/13	Open	6,129,459	6,156,522
Barclays Capital, Inc.	0.50%	2/7/13	Open	15,186,938	15,243,045

6	BLACKROCK BUILD AMERICA BOND TRUST	OCTOBER 31, 2013

Schedule of Investments (continued)	BlackRock Build America Bond Trust (BBN)

•	Reverse repurchase agreements outstanding as of October 31, 2013 were as follows (concluded):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Barclays Capital, Inc.	0.55%	2/7/13	Open	$24,131,250	$24,229,317
Credit Suisse Securities (USA) LLC	0.50%	2/28/13	Open	10,331,513	10,366,812
Deutsche Bank Securities, Inc.	0.55%	3/28/13	Open	8,571,500	8,600,048
Barclays Capital, Inc.	0.50%	4/2/13	Open	20,671,875	20,732,742
Barclays Capital, Inc.	0.50%	4/2/13	Open	25,537,500	25,612,694
Barclays Capital, Inc.	0.50%	4/2/13	Open	5,152,500	5,167,671
Barclays Capital, Inc.	0.50%	4/2/13	Open	10,417,500	10,448,174
Barclays Capital, Inc.	0.50%	4/2/13	Open	8,662,500	8,688,006
Barclays Capital, Inc.	0.50%	4/2/13	Open	28,059,615	28,142,235
Barclays Capital, Inc.	0.50%	4/2/13	Open	20,565,000	20,625,552
Barclays Capital, Inc.	0.50%	4/2/13	Open	10,035,000	10,064,547
Credit Suisse Securities (USA) LLC	0.50%	4/30/13	Open	18,410,550	18,457,855
Credit Suisse Securities (USA) LLC	0.50%	5/23/13	Open	4,055,000	4,064,124
Barclays Capital, Inc.	0.60%	9/30/13	Open	9,637,500	9,642,640
Total				$611,886,342	$614,156,767

[1] Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts as of October 31, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(1,445)	US Treasury Long Bond	Chicago Board of Trade	December 2013	$194,804,063	$(4,873,825)

BLACKROCK BUILD AMERICA BOND TRUST	OCTOBER 31, 2013	7

Schedule of Investments (concluded)	BlackRock Build America Bond Trust (BBN)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$1,767,680,526	—	$1,767,680,526
Short-Term Securities	$5,278,308	—	—	5,278,308

Total	$5,278,308	$1,767,680,526	—	$1,772,958,834

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(4,873,825)	—	—	$(4,873,825)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Trust’s assets and/or liabilities are held at carrying amount or face value including accrued interest, which approximates fair value for financial reporting purposes. As of October 31, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$3,635,000	—	—	$3,635,000
Liabilities:
Reverse repurchase agreements	—	$(614,156,767)	—	(614,156,767)

Total	$3,635,000	$(614,156,767)	—	$(610,521,767)

There were no transfers between levels during the period ended October 31, 2013.

8	BLACKROCK BUILD AMERICA BOND TRUST	OCTOBER 31, 2013

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Build America Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Build America Bond Trust

Date: December 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Build America Bond Trust

Date: December 23, 2013

By:	/S/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Build America Bond Trust

Date: December 23, 2013